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                                Ropes & Gray LLP
                              45 Rockefeller Plaza
                             New York, NY 10111-0087


                                                                January 25, 2006

VIA EDGAR

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549


         Re: SteinRoe Variable Investment Trust (the "Trust")
             (File Nos. 33-14954 and 811-5199)
             ------------------------------------------------

Ladies and Gentlemen:

On behalf of the Trust and pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "Securities Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), we have enclosed for filing Post-Effective Amendment No. 27 to the Trust's Registration Statement under the Securities Act and Post-Effective Amendment No. 29 to the Trust's Registration Statement under the 1940 Act on Form N-1A. This Amendment is filed for the purpose of creating six shell series of the Trust which are expected to continue the business of six current series of Liberty Variable Investment Trust. Pursuant to the requirements of Rule 485(a)(2) under the Securities Act, it is intended that the Amendment become effective 75 days after filing. The Trust intends to file an amendment pursuant to Rule 485(b) under the Securities Act prior to such date, updating certain information contained in and including certain information omitted from the Amendment.

Information contained in the Trust's Registration Statement relating to other series of the Trust is neither amended nor superseded by this Amendment.

Should you have any questions, please do not hesitate to call me at (212) 841-0657. Thank you for your assistance.


Respectfully submitted,

/s/ Mark Gurevich

Mark Gurevich, Esq.


cc:  Vincent P. Pietropaolo, Esq., Bank of America
     Brian D. McCabe, Esq., Ropes & Gray LLP
     James E. Thomas, Esq., Ropes & Gray LLP